Putnam
OTC & Emerging
Growth Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The market environment that prevailed throughout the first half of Putnam OTC & Emerging Growth Fund's current fiscal year is one that most equity investors will not recall with fond memories. The current volatility underscores the wisdom of considering a fund's long-term investment results when evaluating its performance.

The companies in which your fund invests were selected on the basis of their potential for above-average growth, an attribute that has been the major driver of the fund's enviable record over time. However, as recent events have demonstrated, the companies also tend to be the same ones that encounter steeper declines when the market stumbles. While past performance can never be used as a gauge of future results, we believe it is fair to expect that when the market resumes its upward slope, the fund will reflect the move in a positive way.

On the following pages, fund managers Michael Mufson and Steven Kirson review performance during the first half of fiscal 2001 and discuss prospects for the months ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

Steven L. Kirson
Michael J. Mufson

The six-month period ended January 31, 2001, was one of the most challenging in the 18-year history of Putnam OTC & Emerging Growth Fund. Your fund's performance was affected by sharp declines in stocks of rapidly growing companies, particularly in the technology sector. Six interest-rate increases from the Federal Reserve Board, slumping consumer confidence, and investor fears that the slowing economy might result in a recession all contributed to market downturns during the period. Despite the disappointing short-term results, we remain focused on the fund's long-term objectives and continue to target stocks that we believe offer strong long-term growth prospects. As always, investors are encouraged to consider the fund's performance record over longer periods; a complete performance summary begins on page 6.

Total return for 6 months ended 1/31/01

      Class A          Class B           Class C            Class M
    NAV     POP      NAV    CDSC       NAV    CDSC        NAV     POP
-----------------------------------------------------------------------
  -35.52%  -39.23%  -35.75%  -38.18%  -35.74%  -36.24%  -35.69%  -37.94%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and an explanation of performance calculation methods begin on page 6.

* FIRST NEGATIVE YEAR IN A DECADE FOR MAJOR INDEXES

The year 2000 took most stock market investors on a roller-coaster ride of historic proportions. The first quarter was exceptionally strong with the Nasdaq Composite Index, which measures technology stock performance, hitting 16 record highs. However, after the index reached its peak on March 10, the market's momentum reversed sharply and the index experienced a series of double-digit losses. At the start of your fund's fiscal year in August, stocks were volatile but had recovered somewhat from corrections earlier in the year. The next several months, however, would deliver a much tougher environment.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                    29.7%

Semiconductors              12.5%

Telecommunications           9.7%

Electronics                  7.3%

Communications
equipment                    5.9%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.

By the close of 2000, all three major stock indexes had delivered negative returns for the first time in 10 years. After surging more than 85% in 1999, the Nasdaq returned -39.29% in 2000, the largest decline since the index was created in 1971. (From its peak in March, the Nasdaq declined 51.07%.) The S&P 500, a broader stock market index, returned -9.10%, its worst one-year return since 1977. The Dow Jones Industrial Average fared slightly better, returning -4.71%

* SLOWING ECONOMY HIT TECHNOLOGY HARD; OTHER SECTORS SUFFERED

While a number of factors contributed to the difficult market environment, perhaps the most significant was the slowdown in economic growth. In 1999, the Federal Reserve Board became concerned that several years of record-setting growth in the United States might lead to higher inflation. The slowdown that occurred in 2000 is exactly what the Fed sought to achieve when it raised interest rates six times in a one-year period. What caught many investors by surprise, however, was the speed at which the economy slowed, especially in the final months of 2000. This caused many to wonder if the slowdown would lead to a recession. In early 2001, the Fed emphasized its commitment to heading off a recession by cutting interest rates on January 3 and January 31. While many stocks achieved gains in January -- the final month of your fund's semiannual period -- they were not enough to offset losses generated in the first five months.

During the period, the largest portion of the fund's assets was invested in the technology sector, in which stocks experienced the sharpest declines. Your fund has an aggressive growth objective; we look for stocks of strong companies whose earnings we expect will grow rapidly -- many of which are found in the technology sector. Of course, with these rapid growth prospects comes the potential for the type of volatility we witnessed during the period. Over the past six months, several factors converged to cause most technology stocks to decline.

"Despite the challenges of the past six months, we believe technology will continue to be a major growth trend and the driving force behind productivity and economic growth."

-- Steven L. Kirson, portfolio manager, Putnam OTC & Emerging Growth Fund


In early 2000, the prices of most technology stocks had risen in anticipation of continuing rapid profit growth. As the year progressed, however, investors began to think these expectations might be unrealistic, especially considering that many of these companies already had several years of record-breaking growth under their belts. At the same time, as the economy slowed, a number of businesses began to reduce their spending on technology. As investors shied away from technology stocks and businesses began to rein in their spending, a number of well-known technology companies announced that their earnings might not be as strong as expected. The resulting market declines were quite sharp, and many holdings in your fund's portfolio felt the effects.

While your fund did not have a significant portion of its assets invested directly in Internet companies, the problems in the dot-com industry -- steep stock declines, layoffs, bankruptcies, and decreased venture capital financing -- had a negative impact on other stocks in the portfolio. The fund's business services sector, for example, included a number of companies that help other businesses build and maintain Web sites. Because many of their clients were Internet companies, the stocks of these companies declined sharply. By the close of the semiannual period, most of these computer services stocks had been sold from the portfolio. Also feeling the effects of the dot-com problems were advertising stocks in the portfolio, which weakened during the period as e-commerce companies reduced or eliminated their advertising spending.

* FUND POSITIONED FOR GROWTH STOCK RECOVERY

It is important to remember that when market direction starts to change for the better, it can change so rapidly that investors who are not already positioned in recovering sectors cannot fully participate in the gains. While aggressive growth funds such as yours are subject to volatility, they also have the potential to benefit from swift market upswings. As we enter the second half of fiscal 2001, we believe the fund is positioned to benefit when aggressive-growth stocks recover.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Manugistics Group, Inc.
Software

webMethods, Inc.
Software

Interwoven, Inc.
Software

Metromedia Fiber Network, Inc.
(class A)
Telecommunications

Sonus Networks, Inc.
Communications equipment

Finisar Corp.
Electronics

Informatica Corp.
Software

Emulex Corp.
Semiconductors

Qlogic Corp.
Semiconductors

Avenex Corp.
Electronics

Footnote reads:
These holdings represent 28.7% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

At the close of the period, the technology sector of the portfolio was smaller than it had been at the start. In addition, the portfolio was more broadly diversified across other sectors such as consumer, health care, and traditional advertisers such as radio and billboard companies. We continue to seek stocks of companies that meet the fund's aggressive-growth criteria, and a significant portion of assets remain invested in technology stocks. Despite the challenges of the past six months, we believe technology will continue to be a major growth trend and the driving force behind productivity and economic growth.

While the second half of the fiscal year may bring more volatility for aggressive-growth stocks, we remain focused on well-managed companies that we believe will be able to sustain above-average rates of growth over the long term. Regardless of economic conditions, our commitment to the fund's disciplined investment process remains firm and will not shift in the face of short-term market fluctuations.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam OTC & Emerging Growth Fund is designed for investors seeking capital appreciation by investing in common stocks of U.S. companies traded in the over-the-counter market and emerging growth companies listed on securities exchanges.

TOTAL RETURN FOR PERIODS ENDED 1/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (11/1/82)       (7/15/93)       (7/26/99)       (12/2/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -35.52% -39.23% -35.75% -38.18% -35.74% -36.24% -35.69% -37.94%
------------------------------------------------------------------------------
1 year          -48.81  -51.75  -49.20  -51.12  -49.15  -49.54  -49.05  -50.84
------------------------------------------------------------------------------
5 years          55.49   46.57   49.87   47.96   49.94   49.94   51.65   46.31
Annual average    9.23    7.95    8.43    8.15    8.44    8.44    8.68    7.91
------------------------------------------------------------------------------
10 years        366.91  340.27  333.08  333.08  333.84  333.84  343.50  328.08
Annual average   16.66   15.98   15.79   15.79   15.81   15.81   16.06   15.65
------------------------------------------------------------------------------
Annual average
(life of fund)   17.84   17.46   16.84   16.84   16.98   16.98   17.12   16.89
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/01

                           Russell 2000         Russell 2500       Consumer
                           Growth Index         Growth Index*     price index
------------------------------------------------------------------------------
6 months                     -9.40%                -9.21%            1.68%
------------------------------------------------------------------------------
1 year                      -15.36                -10.15             3.84
------------------------------------------------------------------------------
5 years                      53.90                 88.54            13.57
Annual average                9.00                 13.52             2.58
------------------------------------------------------------------------------
10 years                    229.55                319.49            30.53
Annual average               12.66                 15.42             2.70
------------------------------------------------------------------------------
Annual average
(life of fund)               10.26                    --             3.24
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*This index will replace the Russell 2000 Growth Index as a benchmark for this fund. After a recent review of fund benchmarks, Putnam Management has determined that the securities tracked by this index more accurately reflect the types of securities generally held by the fund. The index began operations on 12/31/85.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/01

                          Class A       Class B    Class C       Class M
-----------------------------------------------------------------------------
Distributions (number)       1             1          1             1
-----------------------------------------------------------------------------
Income                       --            --         --            --
-----------------------------------------------------------------------------
Capital gains
  Long term               $3.209        $3.209     $3.209        $3.209
-----------------------------------------------------------------------------
  Short term               1.380         1.380      1.380         1.380
-----------------------------------------------------------------------------
  Total                   $4.589        $4.589     $4.589        $4.589
-----------------------------------------------------------------------------
Share value:            NAV     POP       NAV        NAV       NAV     POP
-----------------------------------------------------------------------------
7/31/00                $29.96  $31.79   $28.10     $29.75     $28.98  $30.03
-----------------------------------------------------------------------------
1/31/01                 14.91   15.82    13.65      14.71      14.23   14.75
-----------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (11/1/82)       (7/15/93)       (7/26/99)       (12/2/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -44.58% -47.77% -44.78% -46.87% -44.77% -45.20% -44.71% -46.64%
------------------------------------------------------------------------------
1 year          -51.27  -54.07  -51.65  -53.48  -51.60  -51.97  -51.50  -53.20
------------------------------------------------------------------------------
5 years          41.49   33.32   36.36   34.63   36.39   36.39   37.93   33.11
Annual average    7.19    5.92    6.40    6.13    6.40    6.40    6.64    5.89
------------------------------------------------------------------------------
10 years        372.76  345.49  338.66  338.66  338.93  338.93  348.87  333.16
Annual average   16.81   16.11   15.93   15.93   15.94   15.94   16.20   15.79
------------------------------------------------------------------------------
Annual average
(life of fund)   17.48   17.10   16.48   16.48   16.62   16.62   16.76   16.53
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell 2500 Growth Index*+ measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Growth Index* measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

+ This index will replace the Russell 2000 Growth Index as a benchmark for this fund. After a recent review of fund benchmarks, Putnam Management has determined that the securities tracked by this index more accurately reflect the types of securities generally held by the fund.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2001 (Unaudited)

COMMON STOCKS (90.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,080,000 Aeroflex, Inc. (NON)                                                             $   28,080,000

Biotechnology (3.4%)
-------------------------------------------------------------------------------------------------------------------
            844,700 Abgenix, Inc. (NON)                                                                  35,477,400
            527,900 Alexion Pharmaceuticals, Inc. (NON)                                                  27,615,769
            796,300 Alkermes, Inc. (NON)                                                                 21,101,950
          1,053,000 Biovail Corp. (Canada) (NON)                                                         45,542,250
            693,200 COR Therapeutics, Inc. (NON)                                                         27,034,800
            535,900 Enzon, Inc. (NON)                                                                    33,627,725
            747,600 Medarex, Inc. (NON)                                                                  24,390,450
            336,350 QIAGEN NV (Netherlands) (NON)                                                        11,225,681
                                                                                                      -------------
                                                                                                        226,016,025

Commercial and Consumer Services (2.5%)
-------------------------------------------------------------------------------------------------------------------
          1,315,200 Macrovision Corp. (NON)                                                              98,640,000
            266,300 Professional Detailing, Inc. (NON)                                                   27,520,441
          1,637,200 Robert Half International, Inc. (NON)                                                43,795,100
                                                                                                      -------------
                                                                                                        169,955,541

Communications Equipment (5.5%)
-------------------------------------------------------------------------------------------------------------------
            278,400 Brocade Communications Systems (NON)                                                 25,143,000
            674,200 Extreme Networks, Inc. (NON)                                                         32,108,775
          1,390,300 ONI System Corp. (NON)                                                               77,161,650
          1,092,500 Redback Networks, Inc. (NON)                                                         52,303,438
          3,895,400 Sonus Networks, Inc. (NON)                                                          178,701,475
                                                                                                      -------------
                                                                                                        365,418,338

Computers (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,255,740 Inrange Technologies Corp. (NON)                                                     27,155,378

Computer Services (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,297,700 Equinix, Inc. (NON)                                                                   7,705,094
          4,812,100 Proxicom, Inc. (NON) (AFF)                                                           36,993,019
          1,489,900 Wireless Facilities, Inc. (NON)                                                      60,899,663
                                                                                                      -------------
                                                                                                        105,597,776

Consumer Services (1.9%)
-------------------------------------------------------------------------------------------------------------------
          2,383,500 Be Free, Inc. (NON)                                                                   7,411,195
          1,695,600 Multex.com, Inc. (NON) (AFF)                                                         31,156,650
          1,374,500 TMP Worldwide, Inc. (NON)                                                            86,507,594
                                                                                                      -------------
                                                                                                        125,075,439

Electrical Equipment (0.9%)
-------------------------------------------------------------------------------------------------------------------
            175,500 FuelCell Energy, Inc. (NON)                                                          12,548,250
          1,015,795 Power-One, Inc. (NON)                                                                47,805,852
                                                                                                      -------------
                                                                                                         60,354,102

Electrical Utilities (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,603,200 Calpine Corp. (NON)                                                                  63,983,712

Electronics (7.1%)
-------------------------------------------------------------------------------------------------------------------
          2,145,000 Avanex Corp. (NON)                                                                  138,620,625
          1,573,000 DDi Corp. (NON)                                                                      47,878,188
            587,800 Emcore Corp. (NON)                                                                   24,503,913
          4,705,500 Finisar Corp. (NON)                                                                 171,162,563
            302,600 Jabil Circuit, Inc. (NON)                                                            11,650,100
            595,300 Plexus Corp. (NON)                                                                   27,941,894
            350,800 Silicon Laboratories, Inc. (NON)                                                      7,059,850
          1,115,300 Tektronix, Inc.                                                                      42,939,050
                                                                                                      -------------
                                                                                                        471,756,183

Food (0.1%)
-------------------------------------------------------------------------------------------------------------------
             77,300 Krispy Kreme Doughnuts, Inc. (NON)                                                    5,014,838

Health Care Services (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,069,400 Community Health Systems, Inc. (NON)                                                 26,799,164
            661,200 Invitrogen Corp. (NON)                                                               49,259,400
            192,300 LifePoint Hospitals, Inc. (NON)                                                       6,321,863
            606,200 Orthodontic Centers of America, Inc. (NON)                                           13,797,112
                  2 Renal Care Group, Inc. (NON)                                                                 26
                                                                                                      -------------
                                                                                                         96,177,565

Investment Banking/Brokerage (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,030,000 E(*)Trade Group, Inc. (NON)                                                          14,420,000
            897,400 Knight Trading Group, Inc. (NON)                                                     20,976,725
                                                                                                      -------------
                                                                                                         35,396,725

Manufacturing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            471,300 Shaw Group, Inc. (NON)                                                               21,349,890

Media (3.5%)
-------------------------------------------------------------------------------------------------------------------
            146,000 Entercom Communications Corp. (NON)                                                   7,154,000
          1,871,800 Hispanic Broadcasting Corp. (NON)                                                    51,624,244
          1,780,000 Lamar Advertising Co. (NON)                                                          84,216,250
          1,527,200 Netcentives, Inc. (NON)                                                               5,917,900
          1,974,000 Univision Communications, Inc. Class A (NON)                                         84,151,620
                                                                                                      -------------
                                                                                                        233,064,014

Medical Technology (0.7%)
-------------------------------------------------------------------------------------------------------------------
            453,200 Cytyc Corp. (NON)                                                                    29,911,200
            535,400 Minimed, Inc. (NON)                                                                  17,802,050
                                                                                                      -------------
                                                                                                         47,713,250

Pharmaceuticals (1.9%)
-------------------------------------------------------------------------------------------------------------------
            653,000 Inhale Therapeutic Systems (NON)                                                     25,018,063
            527,000 IVAX Corp. (NON)                                                                     18,286,900
            630,900 King Pharmacueticals, Inc. (NON)                                                     28,586,079
            990,800 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           56,165,975
                                                                                                      -------------
                                                                                                        128,057,017

Power Producers (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,149,800 Mirant Corp. (NON)                                                                   27,940,140

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
            756,300 Cheesecake Factory (The) (NON)                                                       32,804,513

Retail (2.4%)
-------------------------------------------------------------------------------------------------------------------
          1,648,000 Bed Bath & Beyond, Inc. (NON)                                                        43,775,000
            348,800 Coach, Inc. (NON)                                                                    11,772,000
              9,500 Columbia Sportswear Co. (NON)                                                           559,313
          1,649,600 Dollar Tree Stores, Inc. (NON)                                                       50,209,700
          1,921,800 HomeStore.com, Inc. (NON)                                                            56,452,875
                                                                                                      -------------
                                                                                                        162,768,888

Schools (1.5%)
-------------------------------------------------------------------------------------------------------------------
          2,247,700 SmartForce Public, Ltd. Co. ADR (Ireland) (NON)                                      90,153,842
            125,000 UNEXT.com, LLC (acquired 4/14/00, cost $10,451,237) (RES)                            10,451,250
                                                                                                      -------------
                                                                                                        100,605,092

Semiconductor (12.5%)
-------------------------------------------------------------------------------------------------------------------
          1,456,400 Alpha Industries, Inc. (NON)                                                         43,692,000
          1,191,200 Applied Micro Circuits Corp. (NON)                                                   87,553,200
            576,500 Centillium Communications, Inc. (NON)                                                27,996,281
            678,100 Credence Systems Corp. (NON)                                                         17,037,263
          1,622,800 Emulex Corp. (NON)                                                                  150,920,389
          2,617,200 Exar Corp. (NON) (AFF)                                                               92,419,875
          1,726,500 GlobeSpan, Inc. (NON)                                                                61,830,281
          2,531,800 Marvell Technology Group, Ltd. (NON)                                                100,006,100
            531,800 Novellus Systems, Inc. (NON)                                                         25,725,825
          1,667,249 QLogic Corp. (NON)                                                                  146,717,912
          1,369,000 TranSwitch Corp. (NON)                                                               67,423,250
            260,000 Veeco Instruments, Inc. (NON)                                                        14,746,875
                                                                                                      -------------
                                                                                                        836,069,251

Semiconductor Production Equipment (1.4%)
-------------------------------------------------------------------------------------------------------------------
            503,800 KLA Tencor Corp. (NON)                                                               23,111,825
          1,066,200 LAM Research Corp. (NON)                                                             28,187,663
            531,000 Newport Corp.                                                                        43,342,875
                                                                                                      -------------
                                                                                                         94,642,363

Software (29.6%)
-------------------------------------------------------------------------------------------------------------------
          2,795,400 Agile Software Corp. (NON) (AFF)                                                    137,673,450
          1,250,200 Art Technology Group, Inc. (NON)                                                     47,507,600
             22,600 Blue Martini Software, Inc. (NON)                                                       274,025
            568,500 Business Objects SA ADR (France) (NON)                                               41,464,969
          3,232,300 E.piphany, Inc. (NON)                                                               126,463,738
            733,600 Electronic Arts, Inc. (NON)                                                          33,608,050
          5,365,800 Informatica Corp. (NON) (AFF)                                                       165,669,075
            458,600 Internet Security Systems, Inc. (NON)                                                32,589,263
          5,758,900 Interwoven, Inc. (NON) (AFF)                                                        193,283,081
          6,642,800 Manugistics Group, Inc. (NON) (AFF)                                                 337,225,894
          2,895,100 MetaSolv, Inc. (NON) (AFF)                                                           61,520,875
          1,487,300 Micromuse, Inc. (NON)                                                               120,192,431
          1,295,550 Netegrity, Inc. (NON)                                                                79,676,325
          1,874,900 Openwave Systems, Inc. (NON)                                                        129,836,825
          3,793,500 Peregrine Systems, Inc. (NON)                                                       116,175,938
          1,127,100 Quest Software, Inc. (NON)                                                           42,195,806
            690,800 Seebeyond Technology Corp. (NON)                                                     13,729,650
          4,752,300 Vignette Corp. (NON)                                                                 39,503,494
          2,954,400 webMethods, Inc. (NON) (AFF)                                                        253,709,100
                                                                                                      -------------
                                                                                                      1,972,299,589

Technology Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            102,400 Checkfree Corp. (NON)                                                                 5,664,000

Telecommunications (9.3%)
-------------------------------------------------------------------------------------------------------------------
          1,275,100 Allegiance Telecom, Inc. (NON)                                                       42,397,075
          5,551,300 McLeodUSA, Inc. Class A (NON)                                                       103,739,919
         11,438,600 Metromedia Fiber Network, Inc. Class A (NON)                                        182,302,687
            540,100 Research in Motion, Ltd. (Canada) (NON)                                              35,545,331
          1,597,700 Time Warner Telecom, Inc. Class A (NON)                                             121,525,056
          5,402,900 XO Communications, Inc. Class A (NON)                                               133,046,413
                                                                                                     --------------
                                                                                                        618,556,481
                                                                                                     --------------
                    Total Common Stocks (cost $5,934,099,735)                                        $6,061,516,110

CONVERTIBLE PREFERRED STOCKS (2.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            991,736 AllAdvantage.com Ser. D, 10.00% cv. pfd. (acquired 2/2/00,
                     cost $6,000,003) (RES)                                                          $        9,917
            212,128 Astral Point Communications, Inc. Ser. D, $3.58 cv. pfd.
                    (acquired 6/21/00, cost $9,500,027) (RES)                                             9,499,092
            496,666 Bowstreet, Inc. Ser. D, 7.00% cum. cv. pfd. (acquired 10/25/00,
                    cost $5,959,992) (RES)                                                                5,959,992
          2,016,698 Centerpoint Broadband Technologies, Inc. Ser. D,
                    $0.86 cv. pfd. (acquired 10/19/00, cost $21,740,004) (RES)                           21,740,004
            105,556 CiDRA Corp. Ser. D, $7.70 cv. pfd. (acquired 6/15/00,
                    cost $9,500,040) (RES)                                                                9,500,040
          1,020,280 Convergent Networks, Inc. Ser. D, zero % cv. pfd.
                    (acquired 9/19/00, cost $16,681,578) (RES) (NON)                                     16,681,578
            329,404 CopperCom, Inc. Ser. H, $1.15 cv. pfd. (acquired 7/7/00,
                    cost $4,750,006) (RES)                                                                4,750,006
            306,122 Epicentric, Inc. Ser. C, $0.59 cv. pfd. (acquired 3/27/00,
                    cost $2,249,997) (RES)                                                                2,249,997
            629,974 Equinix, Inc. Ser. C, $1.21 cv. pfd. (acquired 6/8/00,
                    cost $9,500,008) (RES) (NON)                                                          2,992,377
            573,810 eStudio LIVE, Inc. Ser. B, zero % cv. pfd. (acquired 2/23/00,
                    cost $3,299,408) (RES) (NON)                                                          3,299,408
         10,627,800 Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired 9/5/00,
                    cost $9,352,464) (RES)                                                                9,352,464
            200,000 Infonow Corp. Ser. B, zero % cv. pfd. (acquired 12/29/99,
                    cost $4,000,000) (RES) (NON)                                                          1,012,358
            804,712 Into Networks, Inc. Ser. D, $0.47 cv. pfd. (acquired 7/3/00,
                    cost $4,749,998) (RES)                                                                4,749,998
            425,000 Lightwave Microsystems Corp. Ser. G, $0.80 cv. pfd.
                    (acquired 10/19/00, cost $4,250,000) (RES)                                            4,250,000
          1,690,574 MarketSoft Software Corp. zero % cv. pfd. (acquired 12/07/00,
                    cost $8,250,001) (RES) (NON)                                                          8,250,001
            555,882 NuTool, Inc. Ser. C, 8.00% cv. pfd. (acquired 11/15/00,
                    cost $1,889,999) (RES)                                                                1,889,999
            394,910 Optical Switch Corp. Ser. B, zero % cv. pfd.
                    (acquired 3/16/00, cost $17,999,998) (RES) (NON)                                     15,302,763
            395,834 Plumtree Software, Inc. Ser. E, $0.77 cv. pfd. (acquired 4/10/00,
                    cost $3,800,006) (RES)                                                                3,800,006
             45,000 Streamsearch.com, Inc. Ser. C, 8.00% cum. cv. pfd.
                    (acquired 2/15/00, cost $4,500,000) (In default) (RES) (NON)                                 45
            878,186 Totality Corp. Ser. D, $0.35 cum. cv. pfd. (acquired 6/26/00,
                    cost $3,799,999) (RES)                                                                3,799,999
            459,362 Vivace Networks, Inc. Ser. C, $0.58 cv. pfd.
                    (acquired 9/7/00, cost $4,464,999) (RES)                                              4,464,999
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $156,238,524)                           $  133,555,043

CONVERTIBLE BONDS AND NOTES (--%) (a) (cost $1,000,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $100,000,000 E-Studio Live, Inc. cv. notes 10s, 2001 (acquired 10/25/00,
                    cost $1,000,000) (RES)                                                           $    1,000,000

WARRANTS (--%) (cost $--) (a) (NON)                                                     EXPIRATION
NUMBER OF WARRANTS                                                                            DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
                  2 E-Studio Live, Inc. (acquired 10/25/00, cost $-) (RES)                10/31/07    $           1

SHORT-TERM INVESTMENTS (7.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   50,000,000 A1 Credit Corp. effective yield of 5 1/2%, February 7, 2001                      $   49,946,528
         75,000,000 Delaware Funding Corp. effective yield of 6%, February 1, 2001                       75,000,000
        100,000,000 Household Finance Corp. effective yield of 5.78%,
                    February 1, 2001                                                                     99,983,944
         75,000,000 National Australia Funding effective yield of 5.93%,
                    February 2, 2001 (Australia)                                                         74,987,646
         50,000,000 National Australia Funding effective yield of 5.47%,
                    February 7, 2001 (Australia)                                                         49,946,819
         30,000,000 Thunder Bay Funding, Inc. effective yield of 5.86%,
                    February 1, 2001                                                                     29,946,283
         73,912,000 Interest in $400,000,000 joint tri-party repurchase agreement dated January 31, 2001 with Credit Suisse
                    First Boston due February 1, 2001 with respect to
                    various U.S. Government obligations -- maturity value
                    of $73,923,826 for an effective yield of 5.76%                                       73,912,000
         74,695,000 Interest in $900,000,000 joint tri-party repurchase agreement dated January 31, 2001 with S.B.C. Warburg, Inc. due
                    February 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $74,706,910 for an
                    effective yield of 5.74%                                                             74,695,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $528,418,220)                                  $ 528,418,220
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,619,756,479) (b)                                      $6,724,489,374
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,675,790,975.

  (b) The aggregate identified cost on a tax basis is $6,724,635,356, resulting in gross unrealized appreciation and depreciation of $1,428,387,167 and $1,428,533,149, respectively, or net unrealized depreciation of $145,982.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2001 was $145,006,294, or 2.2% of net assets.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $6,619,756,479) (Note 1)                                    $6,724,489,374
-------------------------------------------------------------------------------------------
Cash                                                                              9,124,841
-------------------------------------------------------------------------------------------
Interest and other receivables                                                    2,176,536
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           12,733,060
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  116,976,628
-------------------------------------------------------------------------------------------
Total assets                                                                  6,865,500,439

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                144,424,850
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       39,166,147
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,749,015
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          767,084
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        83,472
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         12,066
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            2,366,197
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              140,633
-------------------------------------------------------------------------------------------
Total liabilities                                                               189,709,464
-------------------------------------------------------------------------------------------
Net assets                                                                   $6,675,790,975

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $8,608,246,414
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (39,039,475)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                        (1,998,148,859)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                      104,732,895
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $6,675,790,975

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,853,746,035 divided by 258,440,989 shares)                                       $14.91
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.91)*                              $15.82
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,649,214,120 divided by 120,854,974 shares)**                                     $13.65
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($86,432,003 divided by 5,877,504 shares)**                                          $14.71
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($440,467,912 divided by 30,960,888 shares)                                          $14.23
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.23)*                              $14.75
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($645,930,905 divided by 42,536,526 shares)                                          $15.19
-------------------------------------------------------------------------------------------

 * On single retail sale of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended January 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                    $     9,470,197
-------------------------------------------------------------------------------------------
Dividend                                                                              5,310
-------------------------------------------------------------------------------------------
Total investment income                                                           9,475,507

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 21,328,303
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    6,112,758
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    72,271
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     18,148
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             6,039,037
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            10,705,132
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               501,318
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             2,026,003
-------------------------------------------------------------------------------------------
Other                                                                             2,847,871
-------------------------------------------------------------------------------------------
Total expenses                                                                   49,650,841
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,135,859)
-------------------------------------------------------------------------------------------
Net expenses                                                                     48,514,982
-------------------------------------------------------------------------------------------
Net investment loss                                                             (39,039,475)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1, 3, and 5) (including realized
loss of $452,696,190 on sales of investments in affiliated issuers)          (1,895,641,675)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                 (1,667,696,498)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (3,563,338,173)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(3,602,377,648)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                              $    (39,039,475) $   (86,299,098)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            (1,895,641,675)   1,800,971,719
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          (1,667,696,498)     497,353,494
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (3,602,377,648)   2,212,026,115
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                           (917,943,091)    (290,182,822)
--------------------------------------------------------------------------------------------------
   Class B                                                           (425,656,717)    (140,591,902)
--------------------------------------------------------------------------------------------------
   Class C                                                            (19,410,450)        (677,194)
--------------------------------------------------------------------------------------------------
   Class M                                                           (106,554,998)     (33,150,395)
--------------------------------------------------------------------------------------------------
   Class Y                                                           (121,313,776)     (22,958,109)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   1,962,050,853    3,615,835,088
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (3,231,205,827)   5,340,300,781

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 9,906,996,802    4,566,696,021
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $39,039,475 and $--, respectively)                        $ 6,675,790,975   $9,906,996,802
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $29.96       $19.80       $17.35       $16.02       $14.80       $14.17
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.08)(c)     (.24)(c)     (.14)(c)     (.12)        (.12)(c)     (.08)(c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (10.38)       12.33         3.15         1.45         2.42         2.42
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (10.46)       12.09         3.01         1.33         2.30         2.34
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)        (.56)          --        (1.08)       (1.71)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)        (.56)          --        (1.08)       (1.71)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $14.91       $29.96       $19.80       $17.35       $16.02       $14.80
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (35.52)*      60.03        18.31         8.30        16.33        17.12
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,853,746   $5,739,645   $2,804,929   $2,478,340   $2,271,206   $1,479,770
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .49*         .93          .98         1.00         1.16         1.11
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.36)*       (.75)        (.85)        (.70)        (.79)        (.53)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 51.54*      104.11       139.84       106.29       112.84       199.52
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $28.10       $18.78       $16.61       $15.45       $14.41       $13.92
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.16)(c)     (.45)(c)     (.26)(c)     (.24)        (.22)(c)     (.20)(c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (9.70)       11.70         2.99         1.40         2.34         2.40
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (9.86)       11.25         2.73         1.16         2.12         2.20
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)        (.56)          --        (1.08)       (1.71)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)        (.56)          --        (1.08)       (1.71)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.65       $28.10       $18.78       $16.61       $15.45       $14.41
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (35.75)*      58.77        17.42         7.51        15.49        16.37
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,649,214   $2,619,509   $1,328,681   $1,231,504   $1,116,849     $641,576
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .87*        1.68         1.73         1.75         1.91         1.89
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.74)*      (1.50)       (1.60)       (1.45)       (1.55)       (1.29)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 51.54*      104.11       139.84       106.29       112.84       199.52
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                            January 31   Year ended  July 26,1999+
operating performance               (Unaudited)    July 31     to July 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $29.75       $19.80       $20.65
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (c)                 (.16)        (.47)          --
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (10.29)       12.35         (.85)
---------------------------------------------------------------------------
Total from
investment operations                 (10.45)       11.88         (.85)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)          --
---------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $14.71       $29.75       $19.80
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (35.74)*      58.94        (4.12)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $86,432     $110,916          $75
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .87*        1.68          .03*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.74)*      (1.46)        (.03)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 51.54*      104.11       139.84
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $28.98       $19.27       $17.00       $15.78       $14.66       $14.11
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.13)        (.39)        (.22)        (.20)        (.19)        (.16)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (10.03)       12.03         3.05         1.42         2.39         2.42
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (10.16)       11.64         2.83         1.22         2.20         2.26
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)        (.56)          --        (1.08)       (1.71)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)        (.56)          --        (1.08)       (1.71)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $14.23       $28.98       $19.27       $17.00       $15.78       $14.66
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (35.69)*      59.32        17.61         7.73        15.78        16.58
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $440,468     $632,154     $303,677     $231,452     $177,325      $60,432
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .74*        1.43         1.48         1.50         1.66         1.68
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.61)*      (1.25)       (1.35)       (1.20)       (1.30)       (1.06)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 51.54*      104.11       139.84       106.29       112.84       199.52
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                                        For the period
Per-share                            January 31                                                     July 12, 1996+
operating performance               (Unaudited)                        Year ended July 31             to July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $30.35       $19.98       $17.46       $16.08       $14.81       $15.65
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.05)(c)     (.16)(c)     (.10)(c)     (.08)        (.09)(c)       --(c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (10.52)       12.46         3.18         1.46         2.44         (.84)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (10.57)       12.30         3.08         1.38         2.35         (.84)
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (4.59)       (1.93)        (.56)          --        (1.08)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (4.59)       (1.93)        (.56)          --        (1.08)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $15.19       $30.35       $19.98       $17.46       $16.08       $14.81
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (35.41)*      60.56        18.60         8.58        16.67        (5.37)*
------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $645,931     $804,773     $129,334      $99,256     $102,862         $150
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .37*         .68          .73          .75          .91          .07*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.23)*       (.48)        (.60)        (.46)        (.53)        (.02)*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 51.54*      104.11       139.84       106.29       112.84       199.52
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
January 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam OTC & Emerging Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of "emerging growth" companies listed on securities exchanges.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2001, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2001, the fund's expenses were reduced by $1,135,859 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,857 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $891,015 and $21,318 from the sale of class A and class M shares, respectively, and received $1,321,370 and $35,762 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received $34,590 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $4,224,748,954 and $4,155,587,918, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 67,289,764     $ 1,456,738,988
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               57,091,100         886,054,915
---------------------------------------------------------------------------
                                           124,380,864       2,342,793,903

Shares
repurchased                                (57,507,851)     (1,190,101,080)
---------------------------------------------------------------------------
Net increase                                66,873,013     $ 1,152,692,823
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                166,652,057     $ 5,500,194,210
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,308,065         278,231,342
---------------------------------------------------------------------------
                                           174,960,122       5,778,425,552

Shares
repurchased                               (125,064,850)     (4,009,126,023)
---------------------------------------------------------------------------
Net increase                                49,895,272     $ 1,769,299,529
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 16,001,096       $ 314,015,666
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               27,271,611         387,799,453
---------------------------------------------------------------------------
                                            43,272,707         701,815,119

Shares
repurchased                                (15,633,117)       (305,127,483)
---------------------------------------------------------------------------
Net increase                                27,639,590       $ 396,687,636
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 45,837,977      $1,480,343,595
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,043,311         127,606,773
---------------------------------------------------------------------------
                                            49,881,288       1,607,950,368

Shares
repurchased                                (27,422,835)       (826,716,041)
---------------------------------------------------------------------------
Net increase                                22,458,453      $  781,234,327
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,459,469        $ 53,676,208
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,122,686          17,199,545
---------------------------------------------------------------------------
                                             3,582,155          70,875,753

Shares
repurchased                                 (1,433,034)        (31,046,889)
---------------------------------------------------------------------------
Net increase                                 2,149,121        $ 39,828,864
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,865,843        $208,121,155
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   18,190             607,183
---------------------------------------------------------------------------
                                             5,884,033         208,728,338

Shares
repurchased                                 (2,159,414)        (73,935,412)
---------------------------------------------------------------------------
Net increase                                 3,724,619        $134,792,926
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,307,697       $ 148,890,136
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,117,510         105,481,495
---------------------------------------------------------------------------
                                            14,425,207         254,371,631

Shares
repurchased                                 (5,280,590)       (105,334,776)
---------------------------------------------------------------------------
Net increase                                 9,144,617       $ 149,036,855
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 21,881,844       $ 671,762,380
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,007,162          32,712,614
---------------------------------------------------------------------------
                                            22,889,006         704,474,994

Shares
repurchased                                (16,829,666)       (507,970,766)
---------------------------------------------------------------------------
Net increase                                 6,059,340       $ 196,504,228
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 27,406,547       $ 530,585,428
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,678,088         121,313,776
---------------------------------------------------------------------------
                                            35,084,635         651,899,204

Shares
repurchased                                (19,063,104)       (428,094,529)
---------------------------------------------------------------------------
Net increase                                16,021,531       $ 223,804,675
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 35,878,642      $1,264,900,377
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  678,518          22,958,109
---------------------------------------------------------------------------
                                            36,557,160       1,287,858,486

Shares
repurchased                                (16,515,816)       (553,854,408)
---------------------------------------------------------------------------
Net increase                                20,041,344      $  734,004,078
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                             Purchase            Sales                 Dividend           Market
Affiliates                                       Cost             Cost                   Income            Value
-------------------------------------------------------------------------------------------------------------------
Name of Affiliate
-------------------------------------------------------------------------------------------------------------------
About.com, Inc.                           $         --        $ 66,450,001                 $--      $           --
Agile Software Corp.                        48,338,943                  --                  --         137,673,450
Alpha Industries, Inc.                      18,744,629          45,901,542                  --                  --
Audiocodes, Inc.                                    --         145,451,358                  --                  --
Breakaway Solutions, Inc.                           --          81,897,986                  --                  --
Business Objects SA ADR                             --          52,953,305                  --                  --
C-Bridge Internet Solutions, Inc.                   --          49,673,976                  --                  --
E.piphany, Inc.                             29,270,714          26,510,272                  --                  --
Exar Corp.                                  83,079,767                  --                  --          92,419,875
Informatica Corp.                                   --           5,881,458                  --         165,669,075
Interwoven, Inc.                                    --          53,071,329                  --         193,283,081
Manuguistics Group, Inc.                   108,825,480           7,589,987                  --         337,225,894
MetaSolv, Inc.                              25,960,191                  --                  --          61,520,875
Multex.com, Inc.                                    --                  --                  --          31,156,650
Predictive Systems, Inc.                            --          66,314,205                  --                  --
Proxicom, Inc.                                      --             300,124                  --          36,993,019
Time Warner Telecom Class A                114,460,600          28,331,933                  --                  --
Viant Corp.                                         --         147,949,009                  --                  --
Virata Corp.                                66,854,997         158,794,134                  --                  --
webMethods, Inc.                           153,942,910                  --                  --         253,709,100
------------------------------------------------------------------------------------------------------------------
  Totals                                  $649,478,231        $937,070,619                 $--      $1,309,651,019



Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Michael J. Mufson
Vice President and Fund Manager

Steven L. Kirson
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA014-69567   024/227/673   3/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam OTC and Emerging Growth Fund
Supplement to semiannual Report dated 1/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 1/31/01

                                                      NAV
6 months                                             -35.41%
1 year                                               -48.63
5 years                                               57.61
Annual average                                         9.53
10 years                                             373.28
Annual average                                        16.82
Life of fund (since class A inception, 11/1/82)     1929.11
Annual average                                        17.93

Share value:                                          NAV
7/31/00                                             $30.35
1/31/01                                             $15.19
----------------------------------------------------------------------------
Distributions:      No.      Income       Capital gains       Total
                     1         --             $4.589         $4.589
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.